Note 29 - Segmented Information - Reconciliation of Segment Operating Profit to Consolidated Operating Profit (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 01, 2019	Dec. 31, 2021		Dec. 31, 2020
Statement Line Items [Line Items]
Revenue		$ 900,141		$ 721,262
Production costs		487,676		409,967
Depreciation, depletion and amortization		120,505		95,810
Earnings from mine operations		291,960		215,485
Exploration and development costs		26,082		31,537
Corporate administration		27,134		45,674
Care and maintenance		28,723		29,117
Impairment reversal	$ 230,500	(160,000)		0
Reclamation expense		23,347		53,381
Other operating expenses		12,759		11,862
Earnings (loss) from operations		333,915		43,914
Other non-operating (income) expenses		23,493		6,247
Finance costs		4,762		13,818
Earnings before income tax		402,934		23,849
Income tax recovery		(44,015)		7,709
Net earnings from continuing operation		446,949		16,140
Net (loss) earnings from discontinued operations		(828,717)		392,398
Net loss		(381,768)		408,538
Additions to property, plant and equipment		118,936	[1]	140,728	[2]
Greenstone Partnership [member]
Statement Line Items [Line Items]
Gain on sale of Greenstone Partnership		(97,274)		0
Operating segments [member]
Statement Line Items [Line Items]
Revenue		900,141		721,262
Production costs		487,676		409,967
Depreciation, depletion and amortization		120,505		95,810
Earnings from mine operations		291,960		215,485
Exploration and development costs		7,076		9,185
Corporate administration				0
Care and maintenance		14,592		12,924
Impairment reversal		(160,000)
Reclamation expense		23,347		53,381
Other operating expenses		12,759		11,862
Earnings (loss) from operations		394,186		128,133
Additions to property, plant and equipment		111,108	[1]	113,899	[2]
Operating segments [member] | Oksut Mine [member]
Statement Line Items [Line Items]
Revenue		199,440		186,512
Production costs		51,137		35,232
Depreciation, depletion and amortization		30,235		15,971
Earnings from mine operations		118,068		135,309
Exploration and development costs		1,486		1,676
Corporate administration				0
Care and maintenance				0
Reclamation expense				0
Other operating expenses		195		75
Earnings (loss) from operations		116,387		133,558
Additions to property, plant and equipment		24,898	[1]	69,301	[2]
Operating segments [member] | Mount Milligan Mine [member]
Statement Line Items [Line Items]
Revenue		505,936		393,994
Production costs		256,810		219,840
Depreciation, depletion and amortization		83,910		73,073
Earnings from mine operations		165,216		101,081
Exploration and development costs		5,590		7,498
Corporate administration				0
Care and maintenance				0
Impairment reversal		(160,000)
Reclamation expense		135		0
Other operating expenses		10,316		9,701
Earnings (loss) from operations		309,175		83,882
Additions to property, plant and equipment		83,704	[1]	38,100	[2]
Operating segments [member] | Molybdenum [member]
Statement Line Items [Line Items]
Revenue		194,765		140,756
Production costs		179,729		154,895
Depreciation, depletion and amortization		6,360		6,766
Earnings from mine operations		8,676		(20,905)
Exploration and development costs				11
Corporate administration				0
Care and maintenance		14,592		12,924
Reclamation expense		23,212		53,381
Other operating expenses		2,248		2,086
Earnings (loss) from operations		(31,376)		(89,307)
Additions to property, plant and equipment		2,506	[1]	6,498	[2]
Corporate and reconciling items [member]
Statement Line Items [Line Items]
Revenue		0		0
Production costs				0
Depreciation, depletion and amortization				0
Earnings from mine operations				0
Exploration and development costs		19,006		22,352
Corporate administration		27,134		45,674
Care and maintenance		14,131		16,193
Reclamation expense				0
Other operating expenses				0
Earnings (loss) from operations
Other non-operating (income) expenses		23,493		6,247
Finance costs		4,762		13,818
Income tax recovery		(44,015)		7,709
Additions to property, plant and equipment		7,828	[1]	$ 26,829	[2]
Corporate and reconciling items [member] | Greenstone Partnership [member]
Statement Line Items [Line Items]
Gain on sale of Greenstone Partnership		$ (97,274)

[1]	Excludes additions to property, plant and equipment related to discontinued operations of $95.7 million.
[2]	Excludes additions to property, plant and equipment related to discontinued operations of $258.4 million.